Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Short-Term Borrowings

Short-term borrowings at December 31 consist of the following:

	2017	2016
	(In Thousands)
Securities sold under agreements to repurchase	$24,286	$32,811
Federal Home Loan Bank short-term borrowings	18,244	-
	$42,530	$32,811

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2017	2016
	(Dollars In Thousands)
Average balance during the year	$39,170	$41,593
Average interest rate during the year	0.51%	0.31%
Maximum month-end balance during the year	$54,286	$52,672
Weighted average interest rate at the end of the year	0.87%	0.32%

Collateral Pledged for Repurchase Agreements

	As of December 31, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$26,626	$0	$0	$0	$26,626

Total liability recognized for repurchase agreements					$24,286

	As of December 31, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$34,917	$0	$0	$230	$35,147

Total liability recognized for repurchase agreements					$32,811

Other Borrowings

	2017	2016
	(In Thousands)

Notes with the FHLB:

Convertible note due January 2017 at 4.71%	$-	$10,000
Amortizing fixed rate borrowing due December 2017 at 1.27%	-	4,025
Amortizing fixed rate borrowing due January 2018 at 0.91%	51	662
Amortizing fixed rate borrowing due December 2018 at 1.42%	823	1,634
Amortizing fixed rate borrowing due January 2019 at 1.39%	5,451	-
Fixed rate term borrowing due August 2019 at 1.61%	10,000	-
Amortizing fixed rate borrowing due June 2020 at 1.49%	5,093	7,078
Amortizing fixed rate borrowing due December 2020 at 1.71%	3,051	4,034
Amortizing fixed rate borrowing due March 2022 at 1.75%	3,730	4,568
Amortizing fixed rate borrowing due October 2022 at 1.88%	7,746	-
	$35,945	$32,001

Contractual Maturities of Other Borrowings

2018	$874
2019	15,451
2020	8,144
2022	11,476
$35,945